Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Director’s fees	$ 2,000	$ 1,000
Salaries, wages, consultants and benefits	166,382	278,199
Stock-based compensation (Note 9)	111,974	159,998
Content and software development (Note 7)	744,333	516,639
Related Party [Member]
Related Party Transaction [Line Items]
Director’s fees	2,000	1,000
Salaries, wages, consultants and benefits	162,665	155,911
Selling and marketing	27,522	30,454
Stock-based compensation (Note 9)	48,221	64,847
Content and software development (Note 7)	58,827	59,660
Closing balance for the period	$ 299,235	$ 311,872